Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 28,827,347	$ 35,242,363
Due from affiliates	0	9,463,164
Lease and other receivables, net	2,641,772	3,557,988
Receivables from the sale of investment properties - short term	3,589,137	4,072,391
Prepaid construction costs	165,836	1,123,590
Restricted cash equivalents - short term	0	2,000,000
Prepaid income taxes	2,008,553	651,925
Other current assets	2,769,109	2,791,593
Total current assets	40,001,754	58,903,014
NON-CURRENT ASSETS:
Investment properties	554,518,864	514,172,281
Tenant notes receivable - long term, net	1,748,616	6,002,315
Receivables from the sale of investment properties - long term	0	4,147,507
Restricted cash equivalents - long term	5,835,117	681,110
Property and equipment, net	313,202	354,437
Deferred tax asset	241,967	1,345,859
Other non-current assets	4,360,058	5,218,787
Total non-current assets	567,017,824	531,922,296
TOTAL ASSETS	607,019,578	590,825,310
CURRENT LIABILITIES:
Accounts payable and accrued expenses	8,356,915	13,127,502
Income tax payable	2,764,352	2,024,865
Retainage payable	1,500,729	1,737,805
Long term debt - current portion	12,636,821	16,703,098
Security deposits – current portion	167,005	370,961
Lease liability – current portion	458,081	238,849
Other current liabilities	640,933	349,729
Total current liabilities	26,524,836	34,552,809
NON-CURRENT LIABILITIES:
Long term debt	253,248,978	253,151,137
Deferred tax liability	40,141,510	37,451,338
Security deposits	2,440,371	1,790,554
Lease liability	12,972,016	2,936,555
Other non-current liabilities	890,449	0
Total non-current liabilities	309,693,324	295,329,584
Total liabilities	336,218,160	329,882,393
EQUITY:
Ordinary shares	3,180	168,142,740
Additional paid-in capital	218,291,347	0
Retained earnings	38,593,217	67,878,645
Treasury shares, at cost	(1,242,773)	0
Foreign currency translation reserve	(26,680,095)	(13,694,983)
Equity attributable to owners of the Company	228,964,876	222,326,402
Non-controlling interests	41,836,542	38,616,515
Total equity	270,801,418	260,942,917
TOTAL LIABILITIES AND EQUITY	$ 607,019,578	$ 590,825,310